Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Costs	Lease Costs
	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Components of total lease costs:
Operating lease expense	$963,213	$988,381
Total lease costs	$963,213	$988,381
Lease Costs
	Year Ended December 31, 2022	Year Ended December 31, 2021
Components of total lease costs:
Operating lease expense	$1,396,875	$819,587
Total lease costs	$1,396,875	$819,587

Schedule of ROU Lease Assets and Lease Liabilities for our Operating Leases	ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:
	September 30, 2023	December 31, 2022
Assets
Right of use asset – long term	$2,454,886	$3,160,457
Total right of use asset	$2,454,886	$3,160,457

Liabilities
Operating lease liabilities – short term	$1,081,377	$1,086,658
Operating lease liabilities – long term	1,203,876	1,885,218
Total lease liability	$2,285,253	$2,971,876
ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:
	December 31, 2022	December 31, 2021
Assets
Right of use asset – long term	$3,160,457	$4,097,117
Total right of use asset	$3,160,457	$4,097,117

Liabilities
Operating lease liabilities – short term	$1,086,658	$1,145,126
Operating lease liabilities – long term	1,885,218	2,765,933
Total lease liability	$2,971,876	$3,911,059

Schedule of Lease Terms and Discount Rate	Lease Terms and Discount Rate as of September 30, 2023
Weighted average remaining lease term (in years) – operating leases	2.29
Weighted average discount rate – operating leases	8.00%
Lease Terms and Discount Rate as of December 31, 2022
Weighted average remaining lease term (in years) – operating leases	2.70
Weighted average discount rate – operating leases	8.00%

Schedule of Maturities of Leases	Maturities of leases are as follows:
2023 (remaining)	$285,991
2024	1,004,982
2025	710,546
2026	423,930
Total lease payments	$2,425,449
Less imputed interest	(140,194)
Less current portion	(1,081,377)
Total maturities, due beyond one year	$1,203,876
Maturities of leases are as follows:
2023	$1,129,853
2024	1,004,982
2025	710,546
2026	423,930
2027	-
Thereafter	-
Total lease payments	$3,269,311
Less imputed interest	(297,436)
Less current portion	(1,086,657)
Total maturities, due beyond one year	$1,885,218